                                        [LOGO] PIONEER
                                               INVESTMENTS-Registered Trademark-

PIONEER
MID-CAP VALUE
FUND

SEMIANNUAL REPORT 4/30/01

TABLE OF CONTENTS

Letter from the President                         1

Portfolio Summary                                 2

Performance Update                                3

Portfolio Management Discussion                   7

Schedule of Investments                          10

Financial Statements                             17

Notes to Financial Statements                    24

Trustees, Officers and Service Providers         28

The Pioneer Family of Mutual Funds               29

PIONEER MID-CAP VALUE FUND

LETTER FROM THE PRESIDENT 4/30/01

DEAR SHAREOWNER,
-------------------------------------------------------------------------------
I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Respectfully,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.

PIONEER MID-CAP VALUE FUND

PORTFOLIO SUMMARY 4/30/01

PORTFOLIO DIVERSIFICATION
-------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[PIE CHART]

U.S. Common Stocks                96%
Short-Term Cash Equivalents        2%
International Common Stocks        2%

[PIE CHART]

SECTOR DISTRIBUTION
-------------------------------------------------------------------------------
(As a percentage of equity holdings)

Technology                   17%
Financials                   15%
Utilities                    13%
Consumer Cyclicals           13%
Energy                       11%
Consumer Staples              9%
Capital Goods                 8%
Health Care                   6%
Communication Services        4%
Basic Materials               4%

10 LARGEST HOLDINGS
-------------------------------------------------------------------------------
(As a percentage of equity holdings)

1.   Imation Corp.                  2.72%
2.   Sabre Group Holdings, Inc.     1.80
3.   Tricon Global Restaurants Inc. 1.78
4.   John H. Harland Co.            1.76
5.   Wellpoint Health
     Networks, Inc.                 1.59
6.   Mattel, Inc.                   1.46%
7.   Symantec Corp.                 1.40
8.   Wellman, Inc.                  1.35
9.   Adaptec, Inc.                  1.31
10.  Kaydon Corp.                   1.29

Fund holdings will vary for other periods.

PIONEER MID-CAP VALUE FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE           4/30/01    10/31/00
                    $21.32     $20.83
DISTRIBUTIONS PER SHARE  INCOME      SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)       DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                            -        $0.347          $1.522

INVESTMENT RETURNS
-------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Value Fund at public offering price, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth Funds Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                          PUBLIC
             NET ASSET   OFFERING
PERIOD         VALUE      PRICE*
10 Years       16.08%     15.40%
5 Years         9.80       8.51
1 Year         22.64      15.57

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[LINE CHART]

GROWTH OF $10,000

                Pioneer       Standard &
             Mid-Cap Value       Poors      Lipper Growth
                 Fund*         500 Index     Funds Index
4/30/91        $9,425         $10,000        $10,000
4/30/92       $12,260         $11,406        $11,390
              $14,277         $12,457        $12,498
              $16,677         $13,121        $13,659
4/30/95       $20,483         $15,410        $15,160
              $26,257         $20,049        $19,538
              $26,712         $25,085        $22,295
4/30/98       $35,169         $35,371        $31,173
              $32,308         $43,083        $37,168
              $34,163         $47,428        $44,985
4/30/01       $41,897         $41,287        $35,962

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Funds returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER MID-CAP VALUE FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS B SHARES

SHARE PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                             $20.13          $19.85
DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)           DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
                                 -           $0.347          $1.522

INVESTMENT RETURNS
-------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Value Fund, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth Funds Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                 IF         IF
PERIOD          HELD     REDEEMED*
Life-of-Class  13.56%     13.56%
(4/4/94)
5 Years         8.94       8.80
1 Year         21.66      17.66

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

GROWTH OF $10,000+

                         Pioneer       Standard &
                      Mid-Cap Value      Poors       Lipper Growth
                          Fund*        500 Index      Funds Index
 4/4/94                  $10,000        $10,000
                         $10,321        $10,273         $10,000
                         $11,513        $10,922         $10,374
4/30/95                  $12,589        $12,065         $11,099
                         $13,633        $13,802         $12,861
                         $16,019        $15,698         $14,304
10/31/96                 $15,306        $17,116         $15,046
                         $16,168        $19,641         $16,323
                         $18,627        $22,613         $19,315
4/30/98                  $21,137        $27,694         $22,822
                         $16,882        $27,585         $21,996
                         $19,264        $33,732         $27,211
10/31/99                 $18,420        $34,653         $28,446
                         $20,205        $37,134         $32,934
                         $21,928        $36,752         $31,861
4/30/01                  $24,580        $32,326         $26,328

+ Index comparisons begin 4/30/94. The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER MID-CAP VALUE FUND

PERFORMANCE UPDATE 4/30/01                                     CLASS C SHARES

SHARE PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                             $20.02          $19.76

DISTRIBUTIONS PER SHARE   INCOME         SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)        DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                             -           $0.347          $1.522

INVESTMENT RETURNS
-------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Value Fund, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth Funds Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                 IF         IF
PERIOD          HELD     REDEEMED*
Life-of-Class  10.32%     10.32%
(1/31/96)
5 Years         8.90       8.90
1 Year         21.51      21.51

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

GROWTH OF $10,000

                  Pioneer      Standard &
               Mid-Cap Value      Poors       Lipper Growth
                   Fund*        500 Index      Funds Index
 1/31/96         $10,000        $10,000         $10,000
                 $10,931        $10,340         $10,460
10/31/96         $10,449        $11,274         $11,003
                 $11,045        $12,937         $11,936
                 $12,721        $14,894         $14,124
 4/30/98         $14,433        $18,241         $16,689
                 $11,527        $18,169         $16,085
                 $13,144        $22,218         $19,898
10/31/99         $12,567        $22,825         $20,801
                 $13,780        $24,459         $24,083
                 $14,945        $24,207         $23,298
 4/30/01         $16,745        $21,292         $19,252

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Funds returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER MID-CAP VALUE FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS Y SHARES

SHARE PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                             $21.50          $20.94
DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)           DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
                                -            $0.347          $1.522

INVESTMENT RETURNS
-------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Mid-Cap Value Fund, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth Funds Index.

AVERAGE ANNUAL TOTAL RETURNS*
(As of April 30, 2001)

                  IF        IF
PERIOD           HELD    REDEEMED
Life-of-Class    8.09%    8.09%
(7/2/98)
1 Year          23.22    23.22

*    Assumes reinvestment of distributions.

GROWTH OF $10,000+

                  Pioneer       Standard &
               Mid-Cap Value      Poors       Lipper Growth
                   Fund*        500 Index      Funds Index
  7/2/98        $10,000        $10,000
                 $9,352         $9,788         $10,000
                 $8,287         $9,635          $9,574
 1/31/99         $8,724        $11,259         $11,461
                 $9,520        $11,783         $11,843
                 $9,929        $11,761         $11,995
10/31/99         $9,161        $12,104         $12,381
                 $9,467        $12,420         $13,558
                $10,116        $12,971         $14,335
 7/31/00        $10,116        $12,815         $14,139
                $11,044        $12,838         $13,867
                $11,983        $12,305         $12,863
 4/30/01        $12,464        $11,292         $11,459

+ Index comparisons begin 7/31/98. The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER MID-CAP VALUE FUND

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01

Mid-cap value stocks substantially outperformed both the overall stock market and the average Lipper mid-cap value fund during the six months ended April 30, 2001. In the following discussion, Rod Wright, who is responsible for day-to-day portfolio management of Pioneer Mid-Cap Value Fund, provides an update on the Fund, the economic environment and investment strategies that influenced performance during the six-month period.

Q:   HOW DID THE FUND PERFORM?

A: For the six-month period ended April 30, 2001, the Fund's Class A shares returned 12.57%, while Class B and Class C shares returned 12.09% and 12.04%, respectively, all at net asset value. During the same period, the Standard & Poor's 500 Index had a total return of -12.04%, while the average performance of the funds in Lipper's mid-cap value category was 10.29%. (Lipper, Inc. is an independent firm that tracks mutual fund performance.)

Q:   WHAT FACTORS INFLUENCED FUND PERFORMANCE?

A: In a period of volatility, investors were attracted to stocks with reasonable valuations. Investors avoided technology stocks, especially those with high valuations. Technology was the worst performing sector in the market, pulling down the major indices, such as the S&P 500 and Nasdaq Composite Index. Mid-cap value stocks, however, performed much better than the general market, providing a favorable backdrop for the Fund.

     Despite the general meltdown in the technology sector, Pioneer Mid-Cap Value Fund's performance was helped by our selections in technology. Starting in November 2000, we took advantage of the sell-off in technology companies to add stocks to the portfolio that had fallen to attractive valuations. With strong performance by many of the Fund's tech holdings, the technology industry was the largest single contributor to performance.

     IMATION, a leader in data storage and information management and the Fund's largest position, was among the technology investments that performed particularly well. It appreciated by 16% over the six months. STORAGE TECHNOLOGY, which produces tape drives and data storage equipment, rose 31%, while SYMANTEC, a manufacturer of security

PIONEER MID-CAP VALUE FUND
PORTFOLIO MANAGEMENT DISCUSSION 4/30/01                            (CONTINUED)


technology for the Internet, was up 65%. THE SABRE GROUP HOLDINGS, an on-line airline reservation system, gained 49% and SYNOPSYS, which supplies electronic design automation systems, appreciated 65%. Other tech companies that contributed to performance included AVAYA, AMERICAN POWER CONVERSION and NCR.

Q:   ASIDE FROM TECHNOLOGY STOCKS, WHAT OTHER TYPES OF INVESTMENTS
CONTRIBUTED TO THE FUND'S PERFORMANCE?

A:   Consumer stocks, particularly consumer staples, energy investments and utilities all supported the Fund's performance.

     We had several larger positions in the consumer staples industry that performed well. They included TRICON GLOBAL RESTAURANTS, which rose 47% during the six months. Tricon, a spin-off from Pepsi-Cola, operates several well-known restaurant chains, including Pizza Hut, Kentucky Fried Chicken and Taco Bell. Other consumer staples holdings that contributed included MATTEL, which climbed 25% and JOHN H. HARLAND, a check-printing company that has begun diversifying its business.

     In the energy industry, we had a number of top performers among exploration and production companies and services firms, including OCEAN ENERGY, which was up 34%; APACHE, which rose 16%; and NOBLE DRILLING, which climbed 16%. Among utility investments, top performers included: DYNEGY, which gained 25%; CALPINE, which climbed 44%; DPL, which was up 11%; DTE ENERGY, which rose by 19%; and CMS ENERGY, which was up 17%.

Q:   WHAT OTHER FACTORS INFLUENCED FUND PERFORMANCE?

A: Four holdings were acquired by larger companies at premiums to their stock prices. Xircom, a technology position, was acquired at a 44% gain for the Fund in the period. Ralston Purina was taken over for a 32% gain for the Fund. Other holdings that were acquired included Tosco, a refining company, which was up 46% in the period, and CIT Group, a financial company, which gained 32%.

PIONEER MID-CAP VALUE FUND

Q: DID ANY AREAS PROVE DISAPPOINTING?


A: Some of our tech holdings did not fare well in the general industry slump. Among the disappointing performers were 3-Com, Cabletron Systems and ENTRUST. Our underweighted position in the transportation industry also was a minor detractor from performance, as the industry did well during the period.

Q:   WHAT IS YOUR OUTLOOK?

A: We still think the mid-cap value arena remains a very good place to be invested, although it may not replicate its strong outperformance of recent months. As the economy continues to slow, high priced stocks create volatility in the market and present risks to investors. In a period of economic uncertainty, we expect to maintain our strategy of investing in companies with strong fundamentals and low stock valuations.

PIONEER MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS 4/30/01 (UNAUDITED)

SHARES                                                                          VALUE
                    COMMON STOCKS - 97.5%

                    BASIC MATERIALS - 3.6%
                    ALUMINUM - 1.1%

      375,000       Alcoa, Inc.                                          $ 15,525,000
                                                                        -------------
                    CHEMICALS - 0.3%

      400,000       IMC Global Inc.                                      $  4,800,000
                                                                        -------------
                    CHEMICALS (SPECIALTY) - 1.3%

    1,000,000       Wellman, Inc.                                        $ 18,650,000
                                                                        -------------
                    PAPER & FOREST PRODUCTS - 0.9%

      250,000       Bowater, Inc.                                        $ 12,125,000
                                                                        -------------
                    TOTAL BASIC MATERIALS                                $ 51,100,000
                                                                        -------------
                    CAPITAL GOODS - 7.6%
                    AEROSPACE/DEFENSE - 1.0%

      200,000       General Dynamics Corp.                               $ 15,416,000
                                                                        -------------
                    ELECTRICAL EQUIPMENT - 2.0%

      575,000       American Power Conversion Corp.*                     $  8,136,250
      400,000       SCI Systems, Inc.*                                     10,220,000
      425,000       Vishay Intertechnology, Inc.*                          10,603,750
                                                                        -------------
                                                                         $ 28,960,000
                                                                        -------------
                    MACHINERY (DIVERSIFIED) - 1.9%

      225,000       Deere & Co.                                          $  9,240,750
      700,000       Kaydon Corp.                                           17,934,000
                                                                        -------------
                                                                         $ 27,174,750
                                                                        -------------
                    METAL FABRICATORS - 1.0%

      675,000       Brush Engineered Materials Inc.                      $ 13,500,000
                                                                        -------------
                    WASTE MANAGEMENT - 1.7%

      500,000       Republic Services Inc.*                              $  9,000,000
      600,000       Waste Management Inc.                                  14,646,000
                                                                        -------------

                                                                         $ 23,646,000
                                                                        -------------
                    TOTAL CAPITAL GOODS                                  $108,696,750
                                                                        -------------
                    COMMUNICATION SERVICES - 3.9%
                    TELEPHONE - 3.9%

      250,000       Alltel Corp.                                         $ 13,652,500
      650,000       Broadwing Inc.*                                        16,120,000
      425,000       Century Telephone Enterprises, Inc.                    11,551,500
      125,000       Telephone and Data Systems, Inc.                       13,125,000

     The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

  SHARES                                                                  VALUE
                    TELEPHONE - (CONTINUED)

      226,160       William Communications Group, Inc.*                  $  1,022,242
                                                                        -------------
                                                                         $ 55,471,242
                                                                        -------------
                    TOTAL COMMUNICATION SERVICES                         $ 55,471,242
                                                                        -------------
                    CONSUMER CYCLICALS - 13.1%
                    AUTO PARTS & EQUIPMENT - 0.9%

      275,000       ITT Industries, Inc.                                 $ 12,119,250
                                                                        -------------
                    GAMING & LOTTERY COMPANIES - 0.2%

      200,000       Park Place Entertainment Corp.*                      $  2,224,000
                                                                        -------------
                    HOUSEHOLD FURNISHINGS & APPLIANCES - 0.6%

      250,000       Ethan Allen Interiors, Inc.                          $  8,875,000
                                                                        -------------
                    LEISURE TIME (PRODUCTS) - 1.4%

    1,250,000       Mattel, Inc.                                         $ 20,187,500
                                                                        -------------
                    PUBLISHING (NEWSPAPERS) - 0.4%

      100,000       Dow Jones & Company, Inc.                            $  5,427,000
                                                                        -------------
                    RETAIL (COMPUTERS & ELECTRONICS) - 1.0%

      500,000       Radioshack Corp.                                     $ 15,315,000
                                                                        -------------
                    RETAIL (DEPARTMENT STORES) - 1.1%

      750,000       J.C. Penney Co., Inc.                                $ 15,195,000
                                                                        -------------
                    RETAIL (DISCOUNTERS) - 0.9%

      500,000       Family Dollar Stores, Inc.                           $ 12,755,000
                                                                        -------------
                    RETAIL (SPECIALTY) - 1.9%

      250,000       Borders Group, Inc.*                                 $  4,650,000
      930,000       Cole National Corp.+                                    8,649,000
    1,000,000       Venator Group, Inc.                                    13,240,000
                                                                        -------------
                                                                         $ 26,539,000
                                                                        -------------
                    SERVICES (COMMERCIAL & CONSUMER) - 3.8%

      400,000       IMS Health Inc.                                      $ 10,980,000
      650,000       Regis Corp.                                            12,025,000
      500,000       Sabre Group Holdings, Inc.                             24,930,000
    1,387,300       Service Corporation International                       6,478,691
                                                                        -------------
                                                                         $ 54,413,691
                                                                        -------------
                    TEXTILES (APPAREL) - 0.9%

      325,000       Jones Apparel Group, Inc.*                           $ 12,915,500
                                                                        -------------
                    TOTAL CONSUMER CYCLICALS                             $185,965,941
                                                                        -------------

      The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND


SHARES                                                                      VALUE
                    CONSUMER STAPLES - 9.0%

                    BROADCASTING (CABLE/TELEVISION/RADIO) - 2.1%

      100,000       Cablevision Systems Corp.*                           $  6,875,000
      250,000       Echostar Communications Corp.*                          7,490,000
      650,000       USA Networks Inc.*                                     16,282,500
                                                                        -------------
                                                                         $ 30,647,500
                                                                        -------------
                    FOODS - 1.2%

      300,000       ConAgra, Inc.                                        $  6,243,000
      175,000       Hershey Foods Corp.                                    10,571,750
                                                                        -------------
                                                                         $ 16,814,750
                                                                        -------------
                    RESTAURANTS - 2.8%

    1,200,000       Lone Star Steakhouse & Saloon, Inc.                  $ 14,460,000
      550,000       Tricon Global Restaurants, Inc.*                       24,651,000
                                                                        -------------
                                                                         $ 39,111,000
                                                                        -------------
                    RETAIL STORES (FOOD CHAINS) - 0.5%

      300,000       Kroger Co.*                                          $  6,777,000
                                                                        -------------
                    SERVICES (EMPLOYMENT) - 0.7%

    1,800,000       Modis Professional Services, Inc.*                   $  9,360,000
                                                                        -------------
                    SPECIALTY PRINTING - 1.7%

    1,125,000       John H. Harland Co.                                  $ 24,435,000
                                                                        -------------
                    TOTAL CONSUMER STAPLES                               $127,145,250
                                                                        -------------
                    ENERGY - 10.4%

                    OIL & GAS (DRILLING & EQUIPMENT) - 4.6%

      400,000       ENSCO International, Inc.                            $ 15,560,000
      325,000       Noble Drilling Corp.*                                  15,762,500
      300,000       Transocean Offshore Inc.                               16,284,000
      300,000       Weatherford International, Inc.*                       17,469,000
                                                                        -------------
                                                                         $ 65,075,500
                                                                        -------------
                    OIL & GAS (PRODUCTION/EXPLORATION) - 3.3%

       75,000       Apache Corp.                                         $  4,797,000
      225,000       Burlington Resources, Inc.                             10,622,250
      200,000       Newfield Exploration Co.*                               7,200,000
      775,000       Ocean Energy Inc.                                      14,345,250
      500,000       Pioneer Natural Resources Co.                           9,555,000
                                                                        -------------
                                                                         $ 46,519,500
                                                                        -------------

      The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

  SHARES                                                                  VALUE
                  OIL & GAS (REFINING & MARKETING) - 1.0%
    150,000       Ultramar Diamond Shamrock Corp.                    $    6,766,500
    150,000       Valero Energy Corp.                                     7,224,000
                                                                     --------------
                                                                     $   13,990,500
                                                                     --------------
                  OIL (DOMESTIC INTEGRATED) - 1.5%
    125,000       Amerada Hess Corp.                                 $   10,937,500
    375,000       Conoco, Inc.                                           11,358,750
                                                                     --------------
                                                                     $   22,296,250
                                                                     --------------
                  TOTAL ENERGY                                       $  147,881,750
                                                                     --------------
                  FINANCIALS - 14.3%
                  BANKS (MAJOR REGIONAL) - 1.2%
    230,000       BB&T Corp.                                         $    8,146,600
    200,000       SouthTrust Corp.                                        9,510,000
                                                                     --------------
                                                                     $   17,656,600
                                                                     --------------
                  BANKS (REGIONAL) - 3.5%
    375,000       First Tennessee National Corp.                     $   12,251,250
    250,000       Marshall & Ilsley Corp.                                12,615,000
    450,000       North Fork Bancorporation, Inc                         11,947,500
    350,000       TCF Financial Corp.                                    13,310,500
                                                                     --------------
                                                                     $   50,124,250
                                                                     --------------
                  CONSUMER FINANCE - 1.8%
    300,000       Countrywide Credit Industries, Inc.                $   12,801,000
    200,000       The PMI Group, Inc.                                    12,860,000
                                                                     --------------
                                                                     $   25,661,000
                                                                     --------------
                  FINANCIAL (DIVERSIFIED) - 1.5%
    200,000       Indymac Bancorp, Inc.                              $    4,580,000
    175,000       John Hancock Financial Services, Inc.                   6,501,250
    150,000       SLM Holdings Corp.                                     10,665,000
                                                                     --------------
                                                                     $   21,746,250
                                                                     --------------
                  INSURANCE (LIFE/HEALTH) - 0.5%
    150,000       Jefferson - Pilot Corp.                            $    6,999,000
                                                                     --------------
                  INSURANCE (PROPERTY-CASUALTY) - 3.8%
    300,000       Ace Ltd.*                                          $   10,710,000
    125,000       Allmerica Financial Corp.                               6,312,500
    300,000       Arch Capital Group Ltd.*                                4,755,000
    140,000       Exel Ltd.                                               9,912,000
     75,000       Markel Corp.*                                          14,718,750

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

    SHARES                                                                   VALUE
                  INSURANCE (PROPERTY-CASUALTY) - (CONTINUED)
    150,000       Partnerre Ltd.                                     $    7,354,500
                                                                     --------------
                                                                     $   53,762,750
                                                                     --------------
                  INVESTMENT BANK/BROKERAGE - 1.2%
    775,000       E*Trade Group, Inc.*                               $    7,285,000
    130,000       Lehman Brothers Holdings, Inc.                          9,457,500
                                                                     --------------
                                                                     $   16,742,500
                                                                     --------------
                  SAVINGS & LOAN COMPANIES - 0.8%
    375,000       Charter One Financial, Inc.                        $   10,987,500
                                                                     --------------
                  TOTAL FINANCIALS                                   $  203,679,850
                                                                     --------------
                  HEALTH CARE - 5.8%
                  BIOTECHNOLOGY - 0.3%
     70,000       Biogen, Inc.*                                      $    4,526,200
                                                                     --------------
                  HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.1%
    150,000       Alpharma, Inc.                                     $    3,393,000
    475,000       Mylan Laboratories Inc.                                12,701,500
                                                                     --------------
                                                                     $   16,094,500
                                                                     --------------
                  HEALTH CARE (HOSPITAL MANAGEMENT) - 1.5%
    350,000       HCA - The Healthcare Company                       $   13,545,000
    475,000       Health Management Associates, Inc.*                     8,512,000
                                                                     --------------
                                                                     $   22,057,000
                                                                     --------------
                  HEALTH CARE (MANAGED CARE) - 1.6%
    225,000       Wellpoint Health Networks Inc.*                    $   22,106,250
                                                                     --------------
                  HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 1.3%
    600,000       Apogent Technologies, Inc.*                        $   13,800,000
    200,000       Sybron Dental Specialities*                             4,000,000
                                                                     --------------
                                                                     $   17,800,000
                                                                     --------------
                  TOTAL HEALTH CARE                                  $   82,583,950
                                                                     --------------
                  TECHNOLOGY - 16.6%
                  COMMUNICATIONS EQUIPMENT - 3.2%
    750,000       ADC Telecommunications, Inc.*                      $    5,632,500
  1,200,000       Avaya Inc.*                                            17,748,000
    375,000       CommScope, Inc.*                                        7,080,000
    525,000       Harris Corp.                                           15,093,750
                                                                     --------------
                                                                     $   45,554,250
                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

    SHARES                                                                  VALUE
                  COMPUTER (HARDWARE) - 1.6%
    400,000       Gateway 2000 Inc.*                                 $    7,600,000
    325,000       NCR Corp.*                                             15,278,250
                                                                     --------------
                                                                     $   22,878,250
                                                                     --------------
                  COMPUTERS (PERIPHERALS) - 1.2%
  1,325,000       Storage Technology Corp.*                          $   16,946,750
                                                                     --------------
                  COMPUTERS (SOFTWARE & SERVICES) - 2.3%
    200,000       Entrust Technologies Inc.*                         $    1,258,000
    200,000       Macromedia, Inc.*                                       4,532,000
    300,000       Symantec Corp.*                                        19,443,000
    125,000       Synopsys, Inc.*                                         7,178,750
                                                                     --------------
                                                                     $   32,411,750
                                                                     --------------
                  ELECTRONICS (SEMICONDUCTORS) - 3.9%
  1,611,200       Adaptec, Inc.*                                     $   18,109,888
  1,275,000       Atmel Corp.*                                           17,709,750
    400,000       Cypress Semiconductor Corp.*                            9,040,000
    325,000       Fairchild Semiconductor Corp.*                          5,882,500
    100,000       Micron Technology, Inc.*                                4,538,000
                                                                     --------------
                                                                     $   55,280,138
                                                                     --------------
                  EQUIPMENT (SEMICONDUCTOR) - 0.3%
    150,000       Lam Research Corp.*                                $    4,440,000
                                                                     --------------
                  PHOTOGRAPHY/IMAGING - 2.7%
  1,640,000       Imation Corp.*                                     $   37,834,800
                                                                     --------------
                  SERVICES (COMPUTER SYSTEMS) - 0.5%
    125,000       SunGard Data Systems, Inc.*                        $    6,908,750
                                                                     --------------
                  SERVICES (DATA PROCESSING) - 0.9%
    400,000       Equifax Inc.                                       $   13,228,000
                                                                     --------------
                  TOTAL TECHNOLOGY                                   $  235,482,688
                                                                     --------------
                  UTILITIES - 13.2%
                  ELECTRIC COMPANIES - 8.6%
    250,000       Allegheny Energy, Inc.                             $   12,790,000
    525,000       CMS Energy Corp.                                       16,432,500
    300,000       Constellation Energy Group                             14,322,000
    425,000       DPL, Inc.                                              13,170,750
    150,000       DQE, Inc.                                               4,564,500
    300,000       DTE Energy Co.                                         12,576,000
    175,000       Exelon Corp.                                           12,083,750

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS 4/30/01 (UNAUDITED)                        (CONTINUED)

SHARES                                                                   VALUE
                  ELECTRIC COMPANIES - (CONTINUED)
    150,000       Kansas City Power & Light Co.                      $    3,915,000
    800,000       Montana Power Co.                                       9,968,000
    200,000       Houston Industries, Inc.                                9,910,000
    350,000       UtiliCorp United Inc.                                  12,355,000
                                                                     --------------
                                                                     $  122,087,500
                                                                     --------------
                  NATURAL GAS - 3.3%
    100,000       Dynegy Inc.                                        $    5,785,000
    200,000       El Paso Energy Corp.                                   13,760,000
    416,000       KeySpan Energy Corp.                                   16,515,200
    275,000       Williams Companies, Inc.                               11,596,750
                                                                     --------------
                                                                     $   47,656,950
                                                                     --------------
                  POWER PRODUCERS (INDEPENDENT) - 1.3%
    125,000       Calpine Corp.*                                     $    7,123,750
    350,000       Orion Power Holdings, Inc.*                            11,270,000
                                                                     --------------
                                                                     $   18,393,750
                                                                     --------------
                  TOTAL UTILITIES                                    $  188,138,200
                                                                     --------------
                  TOTAL COMMON STOCKS
                  (Cost $1,194,235,512)                              $1,386,145,621
                                                                     --------------
PRINCIPAL
AMOUNT
                  TEMPORARY CASH INVESTMENTS - 2.5%
                  COMMERCIAL PAPER - 2.5%
$34,856,000       Travelers Corp., 4.69%, 05/01/01                   $   34,856,000
                                                                     --------------
                  TOTAL COMMERCIAL PAPER                             $   34,856,000
                                                                     --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $34,856,000)                                 $   34,856,000
                                                                     --------------
                  TOTAL COMMON STOCKS AND
                  TEMPORARY CASH INVESMENTS - 100.0%
                  (Cost $1,229,091,512)(a)(b)                        $1,421,001,621
                                                                     ==============

*    Non-income producing security.

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

(a) At April 30, 2001, the net unrealized gain on investments based on cost for federal income tax purposes of $1,235,660,922 was as follows:

    Aggregate gross unrealized gain for all investments in
      which there is an excess of value over tax cost                $  243,415,893
    Aggregate gross unrealized loss for all investments in
      which there is an excess of tax cost over value                   (58,075,194)
                                                                     --------------
    Net unrealized gain                                              $  185,340,699
                                                                     ==============

(b) Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2001, aggregated $627,256,907 and $640,221,285, respectively.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

BALANCE SHEET 04/30/01 (UNAUDITED)

ASSETS:
 Investment in securities, at value (including temporary cash
   investments of $34,856,000) (cost $1,229,091,512)                   $1,421,001,621
 Cash                                                                          98,076
 Receivables -
   Investment securities sold                                              29,050,897
   Fund shares sold                                                           934,386
   Dividends and interest                                                     785,020
 Other                                                                          7,661
                                                                       --------------
       Total assets                                                    $1,451,877,661
                                                                       --------------
LIABILITIES:
 Payables -
   Investment securities purchased                                     $   23,246,527
   Fund shares repurchased                                                  1,256,643
 Due to affiliates                                                          1,798,413
 Accrued expenses                                                             237,047
 Other                                                                          7,709
                                                                       --------------
       Total liabilities                                               $   26,546,339
                                                                       --------------
NET ASSETS:
 Paid-in capital                                                       $1,129,144,972
 Accumulated net investment loss                                             (643,809)
 Accumulated undistributed net realized gain on investments               104,920,050
 Net unrealized gain on investments                                       191,910,109
                                                                       --------------
       Total net assets                                                $1,425,331,322
                                                                       ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
 Class A (based on $1,026,260,087/48,124,744 shares)                   $        21.32
                                                                       ==============
 Class B (based on $366,116,565/18,189,246 shares)                     $        20.13
                                                                       ==============
 Class C (based on $28,659,800/1,431,487 shares)                       $        20.02
                                                                       ==============
 Class Y (based on $4,294,870/199,724 shares)                          $        21.50
                                                                       ==============
MAXIMUM OFFERING PRICE:
 Class A                                                               $        22.62
                                                                       ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED 04/30/01

INVESTMENT INCOME:
   Dividends                                                $6,890,684
   Interest                                                  1,702,517
                                                            ----------
         Total investment income                                         $  8,593,201
                                                                         ------------
EXPENSES:
   Management fees
      Basic fee                                             $4,423,064
      Performance adjustment                                  (240,400)
   Transfer agent fees
      Class A                                                1,166,865
      Class B                                                  575,097
      Class C                                                   63,656
      Class Y                                                      102
   Distribution fees
      Class A                                                1,189,685
      Class B                                                1,695,899
      Class C                                                  126,937
   Administrative fees                                         132,997
   Custodian fees                                               66,726
   Registration fees                                            61,540
   Printing                                                     57,920
   Professional fees                                            16,159
   Fees and expenses of nonaffiliated trustees                  15,756
   Miscellaneous                                                13,057
                                                            ----------
      Total expenses                                                     $  9,365,060
      Less fees paid indirectly                                              (128,050)
                                                                         ------------
      Net expenses                                                       $  9,237,010
                                                                         ------------
         Net investment loss                                             $   (643,809)
                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                      $109,004,556
   Change in net unrealized gain on investments                            50,242,277
                                                                         ------------
      Net gain on investments                                            $159,246,833
                                                                         ------------
      Net increase in net assets resulting from operations               $158,603,024
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED 4/30/01 AND THE YEAR ENDED 10/31/00

                                                           SIX MONTHS ENDED
                                                                4/30/01        YEAR ENDED
                                                              (UNAUDITED)       10/31/00
FROM OPERATIONS:
  Net investment income (loss)                              $     (643,809)  $      937,967
  Net realized gain on investments                             109,004,556      112,047,965
  Change in net unrealized gain on investments                  50,242,277      134,302,249
                                                            --------------    -------------
   Net increase in net assets resulting from operations     $  158,603,024   $  247,288,181
                                                            --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
   Class A ($1.87 and $2.64 per share, respectively)        $  (83,967,625)  $ (140,424,250)
   Class B ($1.87 and $2.64 per share, respectively)           (31,398,820)     (56,102,637)
   Class C ($1.87 and $2.64 per share, respectively)            (2,293,880)      (4,312,421)
   Class Y ($1.87 and $2.64 per share, respectively)              (295,692)        (523,675)
                                                            --------------    -------------
     Total distributions to shareowners                     $ (117,956,017)  $ (201,362,983)
                                                            --------------    -------------
FROM FUND SHARE TRANSACTIONS
  Net proceeds from sale of shares                          $  100,692,183   $  227,659,223
  Reinvestment of distributions                                105,134,694      176,883,593
  Cost of shares repurchased                                  (130,897,550)    (656,741,041)
                                                            --------------    -------------
   Net increase (decrease) in net assets resulting from
     fund share transactions                                $   74,929,327   $ (252,198,225)
                                                            --------------    -------------
   Net increase (decrease) in net assets                    $  115,576,334   $ (206,273,027)
NET ASSETS:
  Beginning of period                                        1,309,754,988    1,516,028,015
                                                            --------------    -------------
  End of period (including accumulated net investment
   loss of $643,809 and $0, respectively)                   $1,425,331,322   $1,309,754,988
                                                            --------------    -------------
                                  '01 SHARES    '01 AMOUNT
                                  (UNAUDITED)   (UNAUDITED)     '00 SHARES     '00 AMOUNT
CLASS A
Shares sold                       3,297,349    $ 65,322,261      8,474,512   $  161,016,644
Reinvestment of distributions     4,137,341      77,451,015      7,094,649      127,987,560
Less shares repurchased          (4,703,659)    (93,601,143)   (23,817,198)    (450,115,630)
                                  ---------     -----------     ----------    -------------
   Net increase (decrease)        2,731,031    $ 49,172,133     (8,248,037)  $ (161,111,426)
                                  =========     ===========     ==========    =============
CLASS B
Shares sold                       1,551,558    $ 28,976,627      3,178,671   $   57,786,895
Reinvestment of distributions     1,461,242      25,922,425      2,642,581       45,743,083
Less shares repurchased          (1,769,846)    (33,371,282)   (10,322,035)    (185,658,540)
                                  ---------     -----------     ----------    -------------
   Net increase (decrease)        1,242,954    $ 21,527,770     (4,500,783)  $  (82,128,562)
                                  =========     ===========     ==========    =============
CLASS C
Shares sold                         300,742    $  5,593,640        458,115   $    8,281,129
Reinvestment of distributions        83,059       1,465,987        152,333        2,629,275
Less shares repurchased            (191,981)     (3,596,365)    (1,060,387)     (19,141,108)
                                  ---------     -----------     ----------    -------------
   Net increase (decrease)          191,820    $  3,463,262       (449,939)  $   (8,230,704)
                                  =========     ===========     ==========    =============
CLASS Y
Shares sold                          39,188    $    799,655         30,474   $      574,555
Reinvestment of distributions        15,672         295,267         28,996          523,675
Less shares repurchased             (16,333)       (328,760)       (97,931)      (1,825,763)
                                  ---------     -----------     ----------    -------------
   Net increase (decrease)           38,527    $    766,162        (38,461)  $     (727,533)
                                  =========     ===========     ==========    =============

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                     SIX MONTHS ENDED
                                                          4/30/01      YEAR ENDED YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                         (UNAUDITED)    10/31/00   10/31/99    10/31/98    10/31/97    10/31/96
CLASS A
Net asset value, beginning of period                     $    20.83    $  19.90  $    19.02  $    23.23   $    19.85  $    19.42
                                                          ---------     -------   ---------   ---------    ---------   ---------
Increase (decrease) from investment operations:
  Net investment income                                  $     0.00(a) $   0.11  $     0.12  $     0.08   $     0.15  $     0.08
  Net realized and unrealized gain (loss) on investments       2.36        3.46        1.70       (1.94)        4.17        2.31
                                                          ---------     -------   ---------   ---------    ---------   ---------
     Net increase (decrease) from investment operations  $     2.36    $   3.57  $     1.82  $    (1.86)  $     4.32  $     2.39
Distributions to shareowners:
  Net investment income                                          --          --       (0.02)      (0.10)       (0.06)      (0.09)
  Net realized gain                                           (1.87)      (2.64)      (0.92)      (2.25)       (0.88)      (1.87)
                                                          ---------     -------   ---------   ---------    ---------   ---------
Net increase (decrease) in net asset value               $     0.49    $   0.93  $     0.88  $    (4.21)  $     3.38  $     0.43
                                                          ---------     -------   ---------   ---------    ---------   ---------
Net asset value, end of period                           $    21.32    $  20.83  $    19.90  $    19.02   $    23.23  $    19.85
                                                          =========     =======   =========   =========    =========   =========
Total return*                                                 12.57%      20.00%      10.02%      (8.74)%      22.67%      13.12%
Ratio of net expenses to average net assets+                   1.18%**     1.13%       1.18%       1.08%        1.00%       1.02%
Ratio of net investment income to average net assets+          0.12%**     0.27%       0.37%       0.33%        0.64%       0.43%
Portfolio turnover rate                                          98%**       70%         75%         61%          63%         37%
Net assets, end of period (in thousands)                 $1,026,260    $945,583  $1,067,562  $1,308,335   $1,591,655  $1,299,611
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                 1.16%**     1.11%       1.16%       1.07%        0.98%       1.00%
  Net investment income                                        0.14%**     0.29%       0.39%       0.34%        0.66%       0.45%

(a) Amount rounds to less than one cent per share.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                         SIX MONTHS ENDED
                                                              4/30/01     YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                                                           (UNAUDITED)     10/31/00   10/31/99   10/31/98   10/31/97    10/31/96
CLASS B
Net asset value, beginning of period                       $  19.85       $  19.22   $  18.52    $  22.73   $  19.53   $  19.20
                                                            -------        -------    -------     -------    -------    -------
Increase (decrease) from investment operations:
  Net investment loss                                      $  (0.02)      $  (0.20)  $  (0.18)   $  (0.10)  $  (0.02)  $  (0.04)
  Net realized and unrealized gain (loss) on investments       2.17           3.47       1.80       (1.86)      4.10       2.26
                                                            -------        -------    -------     -------    -------    -------
     Net increase (decrease) from investment operations    $   2.15       $   3.27   $   1.62    $  (1.96)  $   4.08   $   2.22
Distributions to shareowners:
  Net investment income                                          --             --         --          --         --      (0.02)
  Net realized gain                                           (1.87)         (2.64)     (0.92)      (2.25)     (0.88)     (1.87)
                                                            -------        -------    -------     -------    -------    -------
Net increase (decrease) in net asset value                 $   0.28       $   0.63   $   0.70    $  (4.21)  $   3.20   $   0.33
                                                            -------        -------    -------     -------    -------    -------
Net asset value, end of period                             $  20.13       $  19.85   $  19.22    $  18.52   $  22.73   $  19.53
                                                            =======        =======    =======     =======    =======    =======
Total return*                                                 12.09%         19.04%      9.17%      (9.42)%    21.70%     12.27%
Ratio of net expenses to average net assets+                   2.03%**        1.91%      2.00%       1.85%      1.76%      1.79%
Ratio of net investment loss to average net assets+           (0.73)%**      (0.52)%    (0.44)%     (0.43)%    (0.12)%    (0.35)%
Portfolio turnover rate                                          98%**          70%        75%         61%        63%        37%
Net assets, end of period (in thousands)                   $366,117       $336,301   $412,116    $574,259   $745,258   $589,188
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                 2.01%**        1.90%      1.99%       1.84%      1.75%      1.78%
  Net investment loss                                         (0.71)%**      (0.51)%    (0.43)%     (0.42)%    (0.11)%    (0.34)%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

PIONEER MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                        SIX MONTHS ENDED
                                                            4/30/01       YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED   1/31/96 TO
                                                          (UNAUDITED)      10/31/00   10/31/99   10/31/98  10/31/97(a)   10/31/96
CLASS C
Net asset value, beginning of period                      $ 19.76         $ 19.16     $ 18.49   $ 22.69     $  19.53    $ 18.69
                                                           ------          ------      ------    ------      -------     ------
Increase (decrease) from investment operations:
  Net investment income (loss)                            $  0.02         $ (0.26)    $ (0.21)  $ (0.09)    $  (0.03)   $ (0.02)
  Net realized and unrealized gain (loss) on investments     2.11            3.50        1.80     (1.86)        4.11       0.86
                                                           ------          ------      ------    ------      -------     ------
     Net increase (decrease) from investment operations   $  2.13         $  3.24     $  1.59   $ (1.95)    $   4.08    $  0.84
Distributions to shareowners:
  Net investment income                                        --              --          --        --        (0.04)       --
  Net realized gain                                         (1.87)          (2.64)      (0.92)    (2.25)       (0.88)       --
                                                           ------          ------      ------    ------      -------     ------
Net increase (decrease) in net asset value                $  0.26         $  0.60     $  0.67   $ (4.20)    $   3.16    $  0.84
                                                           ------          ------      ------    ------      -------     ------
Net asset value, end of period                            $ 20.02         $ 19.76     $ 19.16   $ 18.49     $  22.69    $ 19.53
                                                           ======          ======      ======    ======      =======     ======
Total return*                                               12.04%          18.92%       9.02%    (9.38)%      21.74%      4.50%
Ratio of net expenses to average net assets+                 2.19%**         2.01%       2.09%     1.84%        1.75%      1.79%**
Ratio of net investment loss to average net assets+         (0.89)%**       (0.61)%     (0.52)%   (0.43)%      (0.15)%    (0.39)%**
Portfolio turnover rate                                        98%**           70%         75%       61%          63%        37%
Net assets, end of period (in thousands)                  $28,660         $24,495     $32,373   $49,842     $ 60,211    $27,202
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                               2.17%**         1.98%       2.07%     1.83%        1.73%      1.74%**
  Net investment loss                                       (0.87)%**       (0.58)%     (0.50)%   (0.42)%      (0.13)%    (0.34)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

PIONEER MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                                SIX MONTHS ENDED
                                                                    4/30/01         YEAR ENDED     YEAR ENDED     7/2/98 TO
                                                                  (UNAUDITED)        10/31/00       10/31/99      10/31/98
CLASS Y
Net asset value, beginning of period                              $ 20.94            $ 19.91        $ 19.06        $ 23.00
                                                                   ------             ------         ------         ------
Increase (decrease) from investment operations:

  Net investment income                                           $  0.01            $  0.20        $  0.19        $  0.04
  Net realized and unrealized gain (loss) on investments             2.42               3.47           1.72          (3.98)
                                                                   ------             ------         ------         ------
     Net increase (decrease) from investment operations           $  2.43            $  3.67        $  1.91        $ (3.94)
Distributions to shareowners:
  Net investment income                                                --                 --          (0.14)            --
  Net realized gain                                                 (1.87)             (2.64)         (0.92)           --
                                                                   ------             ------         ------         ------
Net increase (decrease) in net asset value                        $  0.56            $  1.03        $  0.85        $ (3.94)
                                                                   ------             ------         ------         ------
Net asset value, end of period                                    $ 21.50            $ 20.94        $ 19.91        $ 19.06
                                                                   ======             ======         ======         ======
Total return*                                                       12.86%             20.56%         10.54%        (17.13)%
Ratio of net expenses to average net assets+                         0.70%**            0.63%          0.66%          0.79%**
Ratio of net investment income to average net assets+                0.60%**            0.77%          0.88%          0.68%**
Portfolio turnover rate                                                98%**              70%            75%            61%
Net assets, end of period (in thousands)                          $ 4,295            $ 3,376        $ 3,976        $ 3,993
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                       0.69%**            0.61%          0.65%          0.78%**
  Net investment income                                              0.61%**            0.79%          0.89%          0.69%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

PIONEER MID-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS 4/30/01 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Mid-Cap Value Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

PIONEER MID-CAP VALUE FUND

     Settlements from litigation and class action suits are recognized when the Fund acquires an enforceable right to such awards. Included in net realized gain from investments is $108,272 of class action settlements received by the Fund during the six months ended April 30, 2001.

B.   FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

C.   FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano, S.p.A. (UniCredito Italiano), earned $115,971 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2001.

D.   CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset values attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note
     3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund, if any, with respect to each class of shares are calculated in the same manner, at the same time, on the same day and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

PIONEER MID-CAP VALUE FUND

2.   MANAGEMENT AGREEMENT

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million, and 0.625% of the excess over $1 billion. Effective May 1, 1999, the basic fee became subject to a performance adjustment up to a maximum of +/- 0.10% based on the Fund's investment performance as compared with the Lipper Growth Funds Index. The performance comparison is made for a rolling 36-month period. For the six months ended April 30, 2001, the aggregate performance adjustment resulted in a decrease to the basic fee of $240,400. The management fee was equivalent to 0.63% of average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2001, $993,144 was payable to PIM related to management fees, administrative fees and certain other services.

3.   TRANSFER AGENT

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $300,610 in transfer agent fees payable to PIMSS at April 30, 2001.

4.   DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution with respect to each of Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $504,659 in distribution fees payable to PFD at April 30, 2001.

PIONEER MID-CAP VALUE FUND

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six-months ended April 30, 2001, CDSCs in the amount of $218,343 were paid to PFD.

5.   EXPENSE OFFSETS

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $128,050 under such arrangements.

6.   LINE OF CREDIT FACILITY

The Fund, along with certain other funds in the Pioneer Family of Funds
(the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2001, the Fund had no borrowings under this agreement.

7.   AFFILIATED COMPANIES

The Fund may invest in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements. The Fund's investment in these smaller capitalized companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of April 30, 2001:

                                                        DIVIDEND
AFFILIATES                    PURCHASES      SALES       INCOME        VALUE
 Cole National Corp.              $-           $-           $-       $8,649,000

PIONEER MID-CAP VALUE FUND

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

TRUSTEES
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

OFFICERS
John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

INVESTMENT ADVISER
Pioneer Investment Management, Inc.


CUSTODIAN
Brown Brothers Harriman & Co.


PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.


LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

GROWTH FUNDS
UNITED STATES
Pioneer Growth Shares
Pioneer Micro-Cap Fund
Pioneer Mid-Cap Fund
Pioneer Mid-Cap Value Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund

INTERNATIONAL/GLOBAL
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Europe Select Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

SECTOR FUNDS
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

GROWTH AND INCOME FUNDS
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Value Fund (formerly Pioneer II)

INCOME FUNDS
TAXABLE
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Limited Maturity Bond Fund
Pioneer Strategic Income Fund

TAX-FREE
Pioneer Tax-Free Income Fund

MONEY MARKET FUND
Pioneer Cash Reserves Fund*


* An investment in the Fund is not insured or guaranteed by the Federal Deposit insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses,
applications and service forms                                   1-800-225-6292

FACTFONE-SM- for automated fund yields, prices,
account information and transactions                             1-800-225-4321

RETIREMENT PLANS INFORMATION                                     1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                     1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 7014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                                1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                        www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[LOGO PIONEER INVESTMENTS]
PIONEER INVESTMENT MANAGEMENT, INC.
60 STATE STREET
BOSTON, MASSACHUSETTS 02109
www.pioneerfunds.com

1270-00-0601
-C-PIONEER FUNDS DISTRIBUTOR, INC.
UNDERWRITER OF PIONEER MUTUAL FUNDS
[RECYCLED LOGO]PRINTED ON RECYCLED PAPER